NON-CONTROLLING INTERESTS - Summary of Brookfield Renewables Non-Controlling Interests (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Non Controlling Interest [Line Items]
Equity	$ 36,456	$ 29,979	$ 26,286	$ 23,996
Non-controlling interest
Disclosure of Non Controlling Interest [Line Items]
Equity	32,218	25,256
Participating non-controlling interests – in operating subsidiaries
Disclosure of Non Controlling Interest [Line Items]
Equity	26,168	18,863	14,755	12,303
General partnership interest in a holding subsidiary held by Brookfield
Disclosure of Non Controlling Interest [Line Items]
Equity	50	55	59	59
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Disclosure of Non Controlling Interest [Line Items]
Equity	2,457	2,684	2,892	2,894
BEPC exchangeable shares and class A.2 exchangeable shares
Disclosure of Non Controlling Interest [Line Items]
Equity	2,269	2,479
Preferred equity
Disclosure of Non Controlling Interest [Line Items]
Equity	537	583	571	613
Perpetual subordinated notes
Disclosure of Non Controlling Interest [Line Items]
Equity	$ 737	$ 592	$ 592	$ 592